INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2013	2014	2015

Numerator:
Net income attributable to the Company - basic	$51,994	$69,620	$96,527

Net income attributable to the Company - diluted(i)	$51,994	$69,620	$96,877

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	56,167,592	57,926,333	58,612,596
Effect of dilutive securities
Convertible Bond	-	-	644,850
Share options	206,506	482,623	839,425
Restricted shares	38,371	17,686	37,332
Weighted average ordinary shares outstanding used in computing diluted income per share	56,412,469	58,426,642	60,134,203

Income per share - basic	$0.93	1.20	1.65

Income per share - diluted	$0.92	1.19	1.61

(i) For the year ended June 30, 2015, interest accretion related to the Convertible Bond of $350 is added back to derive net income attributable to the Company for computing diluted income per share.